CAPITAL STRUCTURE	12 Months Ended
Dec. 31, 2018
Text Block [Abstract]
CAPITAL STRUCTURE
14.	CAPITAL STRUCTURE

Offering and Share Repurchase Transactions

On May 15, 2017, the Company completed the offer and sale of 27,769,248 ADSs (equivalent to 83,307,744 ordinary shares) and 81,995,799 ordinary shares, representing a total of 165,303,543 ordinary shares in aggregate with gross proceeds amounting to $1,163,186, with offering expenses of $3,686 for the offering being reimbursed by a subsidiary of Crown Resorts Limited (“Crown”), an Australian-listed corporation and the then major shareholder of the Company, as described below (the “Offering”). The Offering was made as follows: i) 15,769,248 ADSs (equivalent to 47,307,744 ordinary shares) to the underwriters for resale in an underwritten public offering; ii) 81,995,799 ordinary shares to the underwriters which they used to satisfy the return obligations of their respective affiliates for ADSs borrowed by such affiliates representing 81,995,799 ordinary shares from Melco Leisure and Entertainment Group Limited, the single largest shareholder of the Company which is wholly owned by Melco International, in conjunction with the termination and hedge unwind of certain cash-settled swap transactions entered into in December 2016; and iii) 12,000,000 additional ADSs purchased by one of the underwriters. The Company repurchased 165,303,544 ordinary shares from a subsidiary of Crown concurrently with the Offering at an aggregate price of $1,163,186 which was partially settled by the net proceeds of $1,159,500 from the Offering and the remaining amount of $3,686 being reimbursed by a subsidiary of Crown and not reflected in the transaction costs as described above. Following the completion of this share repurchase, the 165,303,544 repurchased shares were cancelled.

On May 9, 2016, the Company completed a repurchase of 155,000,000 of its ordinary shares (equivalent to 51,666,666 ADSs) from a subsidiary of Crown for an aggregate purchase price of $800,839, at an average market price of $15.50 per ADS or $5.1667 per share. The total cost for these repurchased shares, which comprised the purchase price and all incidental expenses, amounted to $803,171 was recorded as treasury shares. Following the completion of this share repurchase transaction, the 155,000,000 repurchased shares were cancelled.

Treasury Shares

The Company’s treasury shares represent i) new shares issued by the Company and held by the depositary bank to facilitate the administration and operations of the Company’s share incentive plans, and are to be delivered to the directors, eligible employees and consultants on the vesting of restricted shares and upon the exercise of share options; ii) the shares purchased under a trust arrangement for the benefit of certain beneficiaries who were awardees under the 2011 Share Incentive Plan as described in Note 16 and held by a trustee until the termination of the trust in April 2016 following the delisting of the Company’s ordinary shares from the Stock Exchange of Hong Kong Limited; and iii) the shares repurchased by the Company under the respective share repurchase programs.

New Shares Issued by the Company

During the years ended December 31, 2018, 2017 and 2016, the Company issued 4,570,191, 2,504,721 and nil ordinary shares to its depositary bank for future vesting of restricted shares and exercise of share options, respectively. The Company issued 2,115,809, 950,320 and 303,318 of these ordinary shares upon vesting of restricted shares; and 4,803,288, 3,363,159 and 1,789,929 of these ordinary shares upon exercise of share options during the years ended December 31, 2018, 2017 and 2016, respectively. As of December 31, 2018 and 2017, the Company had balances of 6,666,106 and 9,015,012 in newly issued ordinary shares which continue to be held by the Company for future issuance upon vesting of restricted shares and exercise of share options, respectively.

Shares Repurchased by the Company

On March 21, 2018, the Board of Directors of the Company authorized the repurchase of the Company’s ordinary shares and/or ADSs of up to an aggregate of $500,000 over a three-year period which commenced on March 21, 2018 under a share repurchase program. On November 8, 2018, the Board of Directors of the Company further authorized the repurchase of the Company’s ordinary shares and/or ADSs of up to an aggregate of $500,000 over a three-year period commenced on November 8, 2018 under an additional share repurchase program (this share repurchase program together with the share repurchase program authorized on March 21, 2018, the “2018 Share Repurchase Programs”). Purchases under the 2018 Share Repurchase Programs may be made from time to time on the open market at prevailing market prices, including pursuant to a trading plan in accordance with Rule 10b-18 of the U.S. Securities Exchange Act, and/or in privately-negotiated transactions. The timing and the amount of ordinary shares and/or ADSs purchased were determined by the Company’s management based on its evaluation of market conditions, trading prices, applicable securities laws and other factors. The 2018 Share Repurchase Programs may be suspended, modified or terminated by the Company at any time prior to its expiration.

During the year ended December 31, 2018, 32,190,355 ADSs, equivalent to 96,571,065 ordinary shares were repurchased under the 2018 Share Repurchase Programs, of which nil ordinary shares repurchased were retired. As of December 31, 2018, there was 96,571,065 outstanding repurchased ordinary shares under the 2018 Share Repurchase Programs.

As of December 31, 2018 and 2017, the Company had 1,482,999,434 and 1,478,429,243 issued ordinary shares, and 103,237,171 and 9,015,012 treasury shares, with 1,379,762,263 and 1,469,414,231 ordinary shares outstanding, respectively.